TRADE RECEIVABLES - Schedule of Movements in Provisions for Impairment of Freight Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Balance as of January 01	$ (183.9)	$ (211.0)
Balance as of December 31	(214.7)	(183.9)	$ (211.0)
Allowance for expected credit loss
Disclosure of financial assets [line items]
Balance as of January 01	10.0	10.7	10.6
Balance as of December 31	4.5	10.0	10.7
Trade receivables
Disclosure of financial assets [line items]
Provisions reversed during the year		(5.9)
Trade receivables | Allowance for expected credit loss
Disclosure of financial assets [line items]
Provisions for the year	2.8	5.8	3.3
Provisions reversed during the year	$ (8.3)	$ (6.5)	$ (3.2)